Investment in associated companies (Details) - USD ($) $ in Millions	Jun. 30, 2022	Feb. 23, 2022	Jan. 20, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 58	$ 64	$ (152)	$ 27
Paratus Energy Services
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	33			0
Sonadrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	25			27
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Investments in associated companies	$ 0			$ 0